Segment Information - Schedule of Operating Segment (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Segment [Line Items]
Revenue		$ 417,956	$ 571,044	$ 704,161
Operating expenses, excluding share-based compensation and non-recurring items	[1]	(205,279)	(187,307)	(170,459)
Adjusted EBITDA	[1]	212,677	383,737	533,702
Share-based compensation		(4,145)	(17,557)	(33,015)
Non-recurring items	[2]	(2,348)	(2,903)	(1,078)
Depreciation		(104,714)	(127,274)	(182,669)
Amortization		(44,179)	(11,337)	(13,093)
Other operating gains (losses), net		(361,167)	(264,931)	264,999
Operating income		(303,876)	(40,265)	568,846
Interest expense		(217,669)	(243,757)	(270,350)
Interest and other income		26,183	23,314	66,532
Gain on repurchase of debt		6,896	202,493	230,080
Gain (loss) on changes in fair value of financial instruments		(215,338)	(12,761)
Gain (loss) on foreign exchange		106,209	(244,527)	77,758
Income (loss) before income taxes		(597,595)	(315,503)	672,866
Tax (expense) recovery		67,378	13,037	(89,596)
Net income (loss)		(530,217)	(302,466)	583,270
Capital expenditures		707,951	1,205,017	132,702
GEO [Member]
Schedule of Operating Segment [Line Items]
Revenue		413,059	554,286	693,219
Operating expenses, excluding share-based compensation and non-recurring items	[1]	(129,352)	(110,851)	(114,075)
Adjusted EBITDA	[1]	283,707	443,435	579,144
Capital expenditures		3,266	4,136	16,688
LEO [Member]
Schedule of Operating Segment [Line Items]
Revenue		4,897	16,758	10,942
Operating expenses, excluding share-based compensation and non-recurring items	[1]	(72,358)	(74,361)	(53,921)
Adjusted EBITDA	[1]	(67,461)	(57,603)	(42,979)
Capital expenditures		704,685	1,200,881	116,014
Other [Member]
Schedule of Operating Segment [Line Items]
Revenue	[3]
Operating expenses, excluding share-based compensation and non-recurring items	[1],[3]	(3,569)	(2,095)	(2,463)
Adjusted EBITDA	[1],[3]	(3,569)	(2,095)	(2,463)
Capital expenditures	[3]

[1]	The performance of each segment is evaluated by the CODM based on Adjusted EBITDA. Adjusted EBITDA is defined as operating income (excluding certain operating expenses such as share-based compensation expenses and unusual and non-recurring items, including restructuring related expenses) before interest expense, taxes, depreciation and amortization. Adjusted EBITDA margin is used to measure Telesat’s operating performance.
[2]	Non-recurring items includes severance payments and special compensation and benefits for executives and employees.
[3]	Transactions that do not belong to a particular operating segment such as certain corporate entities are reported within “Other”.